Fair Value Measures (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Financial Assets

The following table presents the Company’s financial assets measured and recorded at fair value on a recurring basis using the above input categories as of December 31, 2023 and December 31, 2022 (in thousands):

Schedule of Financial Assets

	Year Ended
	December 31, 2023				December 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust	$—	$—	$—	$—	$29,029,416	$—	$—	$29,029,416

Total Assets	$—	$—	$—	$—	$29,029,416	$—	$—	$29,029,416